Award Timing Disclosure	May 22, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not grant options, and accordingly, we have no policy, program, practice, or plan pertaining to the timing of stock option grants with respect to the release of material non-public
information. Furthermore, given that we do not directly compensate our executive officers, we also have not timed the release of material non-public
information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company does not grant options, and accordingly, we have no policy, program, practice, or plan pertaining to the timing of stock option grants
MNPI Disclosure Timed for Compensation Value	false